Balance Sheet Disclosures (Details 3) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Future amortization expense
2018		$ 118,000
2018 (remainder of the year)	$ 37,950
2019	111,100	111,100
2020	106,000	106,000
2021	10,200	10,200
Total	$ 165,250	$ 345,284